Shareholders' Equity (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Mar. 10, 2024	Jul. 31, 2026	Jun. 30, 2026	Apr. 30, 2026	Jun. 30, 2026	Feb. 28, 2026
Pre-Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants						13,814
April 2024 Purchase Agrement [Member]
Shareholders’ Equity [Line Items]
Additional ordinary shares (in Shares)	110,000,000
Registered capital shares (in Shares)	200,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sale of ordinary shares (in Shares)					94,858
Issuance of shares (in Shares)			25,625	38,125
Warrants exercised (in Shares)						13,814
Total consideration				$ 610
Ordinary Shares [Member] | Sales Agreement [Member]
Shareholders’ Equity [Line Items]
Aggregate net proceeds					$ 1,456
Ordinary Shares [Member] | RSUs [Member]
Shareholders’ Equity [Line Items]
Issuance of shares (in Shares)					1,000
Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Issuance of shares (in Shares)		12,500